Revenue, Other Income and Gains - Schedule of Amounts of Transaction Prices Allocated to the Remaining Performance Obligations (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Amounts expected to be recognized as revenue:
Recognized as revenue	¥ 285,945	$ 39,174	¥ 289,599
Within one year [Member]
Amounts expected to be recognized as revenue:
Recognized as revenue	37,485	5,135	38,410
After one year [Member]
Amounts expected to be recognized as revenue:
Recognized as revenue	¥ 248,460	$ 34,039	¥ 251,189